Finance Costs (Tables)	12 Months Ended
Mar. 31, 2025
Finance Costs [Abstract]
Schedule of Finance Costs
	March 31, 2023	March 31, 2024	March 31, 2025
	USD’000	USD’000	USD’000

Interest expense on:
- hire purchase	1	-	-
- lease liabilities	30	9	116
	31	9	116